Vessels, Drilling Rigs, Drillships, Machinery and Equipment	12 Months Ended
Dec. 31, 2014
Vessels, Drilling Rigs, Drillships, Machinery And Equipment [Abstract]
Vessels, Drilling Rigs, Drillships, Machinery And Equipment
7. Vessels, Drilling Rigs, Drillships, Machinery and Equipment:

Vessels: The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2012	$2,562,411	$(502,841)	$2,059,570
Additions/transfers from vessels under construction	310,047	-	310,047
Depreciation	-	(120,530)	(120,530)
Balance, December 31, 2013	2,872,458	(623,371)	2,249,087
Additions	54,660	-	54,660
Depreciation	-	(123,982)	(123,982)
Vessel impairment charge	(53,167)	15,019	(38,148)
Balance, December 31, 2014	$2,873,951	$(732,334)	$2,141,617

On February 10, 2012, the Company concluded two Memoranda of Agreement for the sale of vessels Avoca and Padre and on March 16, 2012, for the sale of vessel Positano, for a sale price of $118,000 in the aggregate. The Company did not classify the above vessels as "held for sale" in the accompanying consolidated balance sheet as of December 31, 2011, as all criteria required for their classification as "Vessels held for sale" were not met. An impairment loss of $32,584 in the aggregate, was recognized, as a result of the reduction of the vessels' carrying amount to their fair value in 2011. The vessels Avoca and Padre were delivered to their new owners on February 22, 2012 and February 24, 2012, respectively, realizing a loss of $1,511 in 2012. The vessel Positano was delivered to her new owners on May 4, 2012, realizing a gain of $492 in 2012.

On March 18, 2014, the Company concluded a Memorandum of Agreement with an unaffiliated third party for the acquisition of one second hand Capesize vessel with an attached time charter, Raiatea (ex. Conches), for a purchase price of $53,000. The vessel was delivered on April 24, 2014.

As a result of the impairment review for the year ended December 31, 2014, the Company determined that the carrying amount of one of its assets was not recoverable and, therefore, an impairment loss of $38,148 was recognized, as a result of the reduction of the vessel's carrying amount to its fair value.

Drilling rigs, drillships, machinery and equipment:

The amounts in the accompanying consolidated balance sheets are analysed as follows:

	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2012	$$5,021,508	$($574,778)	$$4,446,730
Additions	1,616,335	-	1,616,335
Depreciation	-	(234,834)	(234,834)
Balance, December 31, 2013	$6,637,843	$(809,612)	$5,828,231
Additions	755,330	-	$755,330
Depreciation	-	(323,814)	(323,814)
Balance, December 31, 2014	$7,393,173	$(1,133,426)	$6,259,747

As of December 31, 2014, all of the Company's operating vessels, drilling rigs and drillships, have been pledged as collateral to secure the bank loans, Ocean Rig's 6.5% senior secured notes due 2017 and the term loan B facilities (Note 9).